NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Denison Mines Corp. (“DMC”) and its subsidiary companies and joint arrangements (collectively, “Denison” or the “Company”) are engaged in uranium mining related activities, which can include acquisition, exploration, development and mining of uranium bearing properties, as well as the processing and selling of, and investing in, uranium.

Denison’s property interests are focused in the Athabasca Basin region of northern Saskatchewan, Canada. The Company has an effective 95.0% interest in the Wheeler River Joint Venture (“WRJV”), which owns the Company’s flagship Wheeler River Uranium Project. Denison has direct ownership interests in properties covering ~457,000 hectares in the Athabasca Basin region, including a 70.55% interest in the Waterbury Lake Uranium Limited Partnership (“WLULP”), a 25.17% interest in the Midwest Joint Venture (“MWJV”) and a 22.5% interest in the McClean Lake Joint Venture (“MLJV”) (which includes the McClean Lake mill and the McClean North mine. The McClean Lake mill is contracted to provide toll milling services to the Cigar Lake Joint Venture (“CLJV”) under the terms of a toll milling agreement between the parties (see note 11). The McClean North mine uses the MLJV’s patented Surface Access Borehole Resource Extraction (“SABRE”) mining method and was commissioned in 2025.

Through its 50% ownership of JCU (Canada) Exploration Company, Limited (“JCU”), Denison holds further indirect interests in various uranium project joint ventures in Canada, including the Millennium project (JCU 30.099%), the Kiggavik project (JCU 33.8118%), and the Christie Lake project (JCU 34.4508%). See note 7 for details.

DMC is established under the Business Corporations Act (Ontario) and domiciled in Canada. The address of its registered head office is 40 University Avenue, Suite 1100, Toronto, Ontario, Canada, M5J 1T1.

References to “2025” and “2024” refer to the year ended December 31, 2025 and the year ended December 31, 2024, respectively.